Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables
	December 31, 2019	December 31, 2018
Accrued professional service fees	$219,574	$282,928
Other	2,578	568
	$222,152	$283,496